U.S. SECURITIES AND EXCHANGE COMMISSION
		       Washington, D.C.  20549

			      FORM 24F-2
		   Annual Notice of Securities Sold
			Pursuant to Rule 24f-2

       Read instructions at end of Form before preparing Form.
			 Please print or type.

 1.  Name and address of issuer:

	Asia House Funds
	1007 Church Street
	Suite 307B
	Evanston, IL  60201


 2.  Name of each series or class of funds for which this notice is filed:

	Far East Growth Fund
	ASEAN Growth Fund


 3.  Investment Company Act File Number:  811-8070

     Securities Act File Number:        33-70046


 4.  Last day of fiscal year for which this notice is filed: December 31,
     1996


 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
								       [ ]

 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0


 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

	Far East Growth Fund - Number: 46,121
	ASEAN Growth Fund - Number:    35,277

 9. Number and aggregate sale price of securities sold during the fiscal year:

	Number of shares: 51,639         Aggregate sale price: $481,555


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

			   Number of shares:       Aggregate sale price:

				50,824                   $473,248

     *Total sold (Item #9)
      less credit from shares
      registered during the
      fiscal year other than
      pursuant to Rule 24f-2    51,639                    481,555
      Item #8).                [   815]                [    8,307]
			                           -----------             ------------
            				                50,824                   $473,248
			                           -----------             ------------
			                           -----------             ------------

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
     Instruction B.7):   0


12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
	    during the fiscal year in reliance on
	    rule 24f-2 (from Item 10):                    $   473,248

     (ii)   Aggregate price of shares issued in
	    connection with dividend reinvestment
	    plans (from Item 11, if applicable):          +         0

     (iii)  Aggregate price of shares redeemed or
	    repurchased during the fiscal year (if
	    applicable):                                  -   473,248

     (iv)   Aggregate price of shares redeemed or
	    repurchased and previously applied as
	    a reduction to filing fees pursuant to
	    rule 24e-2 (if applicable):                   +         0

     (v)    Net aggregate price of securities sold
	    and issued during the fiscal year in
	    reliance on rule 24f-2 [line (i), plus
	    line (ii), less line (iii), plus line
	    (iv)] (if applicable):                                  0

     (vi)   Multiplier prescribed by Section 6(b)
	    of the Securities Act of 1933 or other
	    applicable law or regulation (see
	    Instruction C.6):                             x    1/3300

     (vii)  Fee due [line (i) or line (v) multiplied
	    by line (vi)]:                                $         0

INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).


     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


				   SIGNATURES

     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

     By (Signature and Title)*                 /s/ John F. Vail

					       John F. Vail
					       President

     Date:  February 21, 1997

 *Please print the name and title of the signing officer below the signature.